INVENTORIES	12 Months Ended
Dec. 31, 2022
Disclosure of inventories [Abstract]
INVENTORIES	INVENTORIES

	US Dollars
Figures in millions	2022	2021	2020
Non-current
Raw materials - ore stockpiles	5	27	69

Current
Raw materials
- ore stockpiles	225	217	262
- heap-leach inventory	10	6	5
Work in progress
- metals in process	66	49	46
Finished goods
- gold doré/bullion	51	29	42
- by-products	2	1	—
Total metal inventories	354	302	355
Mine operating supplies	419	401	378
	773	703	733

Total inventories(1)	778	730	802
(1)The amount of the write down of ore stockpiles, heap-leach inventory, metals in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense in cost of sales is $12m (2021: $13m; 2020: $7m)

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